Reserves	12 Months Ended
Jun. 30, 2023
Reserves [Abstract]
RESERVES

11. RESERVES

		Years Ended June 30,
	Notes	2023	2022	2021

(a) Share Based Payments
170,042,720 (2022: 184,692,720, 2021: 160,542,720) options for fully paid ordinary shares	11(c)	3,972,475	3,565,918	2,750,884

		3,972,475	3,565,918	2,750,884

The share-based payment reserve is used to recognize the fair value of options issued to directors, executives, employees and consultants but not exercised. Amounts are transferred out of the reserve and into issued capital when the options are exercised. When options expire, the amount is transferred from reserve to accumulated losses.

		Years Ended June 30,
	Notes	2023	2022	2021

(b) Warrants/Free-attaching options
674,694,939 free-attaching options (2022: 674,694,939 free-attaching options, 2021: 674,694,939) for fully paid ordinary shares (1)	11(c)	-	-	-

		-	-	-

1.	On November 24, 2020 as part of a two tranche placement to sophisticated and professional investors the Group issued a total of 674,694,939 free attaching warrants with an exercise price of A$0.07, expiring on November 23, 2023. These warrants were assessed to have immaterial value at the time of issue.

(c)	Movements in Options for Fully Paid Ordinary Shares

	Years Ended June 30,
	2023		2022		2021
	Number of Options	(A$)	Number of Options	(A$)	Number of Options	(A$)
Beginning of the year	184,692,720	3,565,918	160,542,720	2,750,884	21,550,000	866,121
Options issued during the year	-	-	45,150,000	-	140,392,720	-
Expired during the year	(13,150,000)	(560,014)	(7,000,000)	(240,310)	-	-
Forfeited during the year	(1,500,000)	(17,150)	(14,000,000)	(450,777)	(1,400,000)	(65,800)
Share Based Payment expense	-	983,721	-	1,506,121	-	1,950,563
End of the year	170,042,720	3,972,475	184,692,720	3,565,918	160,542,720	2,750,884

Details of option grants are summarized as follows.

Year ended June 30, 2021:

●	On September 18, 2020, 49,000,000 options were issued to the Directors under the 2004 ASX Plan and 2018 ADS Plan. The options are exercisable at A$0.09 and expire on September 17, 2025. The fair value of the options is A$0.032 per option.

●	On March 31, 2021, 1,400,000 options were forfeited upon resignation of an employee.

●	On April 20, 2021, 91,392,720 options were issued to the Group’s newly appointed Chief Executive Office under the 2018 ADS Plan. The options are exercisable at A$0.032 and expire on January 6, 2026. The fair value of the options is A$0.028 per option.

Year ended June 30, 2022:

●	On December 8, 2021, 13,900,000 options were issued to the Group’s employees and consultants based in the United States under the 2018 ADS Plan. The options are exercisable at A$0.0238 and expire on November 29, 2026. The fair value of the options is A$0.021 per option.

●	On December 8, 2021, 19,250,000 options were issued to the Group’s employees and consultants based in Australia under the 2004 ASX Plan. The options are exercisable at A$0.0375 and expire on November 29, 2026. The fair value of the options is A$0.021 per option.

●	On December 8, 2021, 12,000,000 options were issued to a consultant under the 2004 ASX Plan. The options are exercisable at A$0.07 and expire on July 31, 2024. The fair value of the options is A$0.027 per option.

●	On January 4, 2022, 14,000,000 options were forfeited upon resignation of two Non-Executive Directors.

●	On June 6, 2022, 7,000,000 options expired.

Year ended June 30, 2023:

●	On December 14, 2022, 12,450,000 options expired.

●	On January 31, 2023, 700,000 options expired.

●	On April 3, 2023, 1,500,000 options were forfeited upon resignation of an employee.

(d) Terms and Conditions of Reserves

Options and warrants

Option holders and warrant holders do not have the right to receive dividends and are not entitled to vote at a meeting of the Group’s shareholders. Options and warrants may be exercised at any time from the date they vest to the date of their expiration. Share options are exercisable into ordinary shares on a one for one basis on the date they are exercised. Options granted under the 2018 ADS Plan are exercisable into ADRs, being one option for one ADR, which equals 600 ordinary shares, on the date they are exercised.

Expired options are reclassified into accumulated losses. Options forfeited due to failure of a vesting condition result in a reversal of the accumulated expense through the statement of profit or loss and other comprehensive loss.

In Australia, there is not a set number of authorized shares, shares are not reserved for the exercise of options, and shares do not have a par value.

(e) Options and Warrants Issued after Reporting Date

No options were issued after reporting date.